Derivatives - Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income (Details) - Hedges of net investment in foreign operations - Exchange risk - Foreign currency denominated debentures (KRWUSD) - KRW - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Profit or loss recognized in OCI	₩ (19,088)	₩ (38,797)
Hedge ineffectiveness recognized in profit or loss	5,039	0
Line item which recognized the hedge ineffectiveness	₩ (14,049)	₩ 0